American Century Investments®
Quarterly Portfolio Holdings
American Century® Low Volatility ETF (LVOL)
May 28, 2021

American Century Low Volatility ETF - Schedule of Investments
MAY 28, 2021 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 99.6%
Airlines — 1.0%
Alaska Air Group, Inc.(1)	368	25,465
Southwest Airlines Co.(1)	430	26,428
		51,893
Auto Components — 1.3%
Gentex Corp.	731	25,950
Magna International, Inc.	405	40,739
		66,689
Banks — 5.0%
Bank of America Corp.	978	41,457
Commerce Bancshares, Inc.	344	26,791
East West Bancorp, Inc.	331	24,752
First Republic Bank	217	41,543
JPMorgan Chase & Co.	300	49,272
PNC Financial Services Group, Inc. (The)	133	25,892
Regions Financial Corp.	2,249	52,649
		262,356
Beverages — 2.2%
Coca-Cola Co. (The)	1,345	74,365
PepsiCo, Inc.	282	41,719
		116,084
Biotechnology — 3.7%
AbbVie, Inc.	614	69,505
Amgen, Inc.	517	123,015
		192,520
Building Products — 0.3%
AO Smith Corp.	217	15,422
Capital Markets — 3.0%
Cboe Global Markets, Inc.	312	34,726
Morgan Stanley	402	36,562
MSCI, Inc.	62	29,024
S&P Global, Inc.	86	32,634
Tradeweb Markets, Inc., Class A	314	26,307
		159,253
Chemicals — 0.8%
Ecolab, Inc.	50	10,754
PPG Industries, Inc.	176	31,631
		42,385
Commercial Services and Supplies — 2.0%
Republic Services, Inc.	517	56,446
Waste Management, Inc.	357	50,223
		106,669
Communications Equipment — 1.9%
Cisco Systems, Inc.	1,871	98,976
Construction and Engineering — 1.1%
Quanta Services, Inc.	322	30,703
Valmont Industries, Inc.	113	28,024
		58,727

Diversified Telecommunication Services — 2.8%
AT&T, Inc.	2,281	67,130
Verizon Communications, Inc.	1,355	76,544
		143,674
Electrical Equipment — 1.1%
AMETEK, Inc.	194	26,209
Emerson Electric Co.	352	33,683
		59,892
Electronic Equipment, Instruments and Components — 1.4%
TE Connectivity Ltd.	304	41,247
Zebra Technologies Corp., Class A(1)	64	31,811
		73,058
Entertainment — 0.8%
Electronic Arts, Inc.	280	40,020
Equity Real Estate Investment Trusts (REITs) — 3.2%
Equity Lifestyle Properties, Inc.	264	18,707
Public Storage	526	148,585
		167,292
Food and Staples Retailing — 2.0%
Costco Wholesale Corp.	150	56,740
Walmart, Inc.	352	49,995
		106,735
Food Products — 1.8%
General Mills, Inc.	285	17,915
Hershey Co. (The)	238	41,186
Hormel Foods Corp.	678	32,910
		92,011
Health Care Equipment and Supplies — 4.9%
Abbott Laboratories	607	70,807
Align Technology, Inc.(1)	45	26,557
Danaher Corp.	107	27,407
Intuitive Surgical, Inc.(1)	40	33,687
Medtronic plc	216	27,343
ResMed, Inc.	126	25,937
Stryker Corp.	167	42,630
		254,368
Health Care Technology — 0.8%
Veeva Systems, Inc., Class A(1)	138	40,205
Household Durables — 0.5%
Garmin Ltd.	185	26,314
Household Products — 2.6%
Colgate-Palmolive Co.	193	16,169
Procter & Gamble Co. (The)	903	121,770
		137,939
Industrial Conglomerates — 1.5%
3M Co.	398	80,810
Insurance — 0.5%
Travelers Cos., Inc. (The)	176	28,107
Interactive Media and Services — 6.0%
Alphabet, Inc., Class A(1)	74	174,407
Facebook, Inc., Class A(1)	429	141,025
		315,432
Internet and Direct Marketing Retail — 2.4%
Amazon.com, Inc.(1)	39	125,700

IT Services — 8.7%
Accenture plc, Class A	456	128,665
Cognizant Technology Solutions Corp., Class A	317	22,685
EPAM Systems, Inc.(1)	72	34,387
International Business Machines Corp.	327	47,003
Jack Henry & Associates, Inc.	163	25,126
Mastercard, Inc., Class A	260	93,751
PayPal Holdings, Inc.(1)	161	41,863
Visa, Inc., Class A	260	59,098
		452,578
Life Sciences Tools and Services — 0.9%
Agilent Technologies, Inc.	354	48,898
Machinery — 3.7%
CNH Industrial NV	1,613	27,679
IDEX Corp.	114	25,383
Illinois Tool Works, Inc.	152	35,228
Nordson Corp.	122	27,046
Snap-on, Inc.	154	39,212
Toro Co. (The)	358	39,770
		194,318
Metals and Mining — 1.0%
Agnico Eagle Mines Ltd. (New York)	426	30,566
Reliance Steel & Aluminum Co.	119	20,000
		50,566
Multiline Retail — 1.7%
Target Corp.	393	89,180
Oil, Gas and Consumable Fuels — 0.5%
Chevron Corp.	245	25,429
Personal Products — 0.6%
Estee Lauder Cos., Inc. (The), Class A	96	29,426
Pharmaceuticals — 7.5%
Bristol-Myers Squibb Co.	1,162	76,367
Eli Lilly & Co.	166	33,157
Jazz Pharmaceuticals plc(1)	168	29,926
Johnson & Johnson	760	128,630
Merck & Co., Inc.	428	32,481
Pfizer, Inc.	728	28,195
Zoetis, Inc.	371	65,548
		394,304
Road and Rail — 1.4%
Union Pacific Corp.	317	71,239
Semiconductors and Semiconductor Equipment — 4.3%
Broadcom, Inc.	81	38,259
Intel Corp.	560	31,987
KLA Corp.	91	28,837
Monolithic Power Systems, Inc.	52	17,842
NVIDIA Corp.	95	61,729
Texas Instruments, Inc.	250	47,455
		226,109
Software — 10.4%
Adobe, Inc.(1)	165	83,256
Atlassian Corp. plc, Class A(1)	80	18,662
Intuit, Inc.	250	109,772
Microsoft Corp.	542	135,327
Open Text Corp.	544	25,557

Oracle Corp. (New York)	773	60,866
Palo Alto Networks, Inc.(1)	42	15,257
salesforce.com, Inc.(1)	120	28,572
Synopsys, Inc.(1)	136	34,590
VMware, Inc., Class A(1)	219	34,578
		546,437
Specialty Retail — 1.2%
Home Depot, Inc. (The)	194	61,869
Technology Hardware, Storage and Peripherals — 2.5%
Apple, Inc.	1,027	127,974
Textiles, Apparel and Luxury Goods — 0.6%
Deckers Outdoor Corp.(1)	92	30,860
TOTAL COMMON STOCKS (Cost $4,751,483)		5,211,718
TEMPORARY CASH INVESTMENTS — 0.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost $13,878)	13,878	13,878
TOTAL INVESTMENT SECURITIES — 99.9% (Cost $4,765,361)		5,225,596
OTHER ASSETS AND LIABILITIES — 0.1%		5,603
TOTAL NET ASSETS — 100.0%		$5,231,199

NOTES TO SCHEDULE OF INVESTMENTS
(1)Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Trustees, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.